Balance Sheets - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash	$ 58,812	$ 236,340
Restricted cash	50,039	100,000
Accounts receivable	48,982	172,101
Inventories	172,332	337,873
Prepaid expenses	31,865	42,943
Deferred offering costs	22,850
Total current assets	384,880	889,257
Equity investment	500,000	500,000
Total assets	884,880	1,389,257
Current liabilities
Accounts payable	1,100,838	509,337
Settlement payable	585,976	585,976
Accrued expenses	847,601	810,723
Note payable	15,000
Deferred revenue	6,016	3,407
Total current liabilities	2,864,764	2,218,776
Total liabilities	2,864,764	2,218,776
Stockholders’ deficit
Preferred stock, value
Common stock, value	15,976	15,976
Additional paid-in capital	25,723,204	25,631,255
Accumulated deficit	(27,719,075)	(26,476,760)
Total stockholders’ deficit	(1,979,884)	(829,519)	$ (5,613,606)
Total liabilities and stockholders’ deficit	884,880	1,389,257
Related Party
Current liabilities
Accrued expenses – related parties	309,333	309,333
Previously reported
Current assets
Cash		236,340	2,080,335
Restricted cash		100,000
Accounts receivable		172,101	259,317
Due from employees – net of credit loss allowance of $0 and $20,000, respectively			37,733
Insurance recovery receivable			804,907
Inventories		337,873	3,696,198
Prepaid expenses		42,943	961,211
Deferred offering costs			68,286
Total current assets		889,257	7,907,987
Equity investment		500,000
Prepaid expenses (long-term)			678,167
Total assets		1,389,257	8,586,154
Current liabilities
Accounts payable		509,337	589,204
Accrued compensation			420,413
Settlement payable		585,976	1,250,000
Accrued expenses		810,723	422,931
Deferred revenue		3,407	10,000
Total current liabilities		2,218,776	2,972,548
Total liabilities		2,218,776	2,972,548
Commitment and contingencies – Note 12
Stockholders’ deficit
Preferred stock, value		10
Common stock, value		15,976	12,732
Additional paid-in capital		25,631,255	21,420,732
Accumulated deficit		(26,476,760)	(15,819,858)
Total stockholders’ deficit		(829,519)	5,613,606
Total liabilities and stockholders’ deficit		1,389,257	8,586,154
Previously reported | Related Party
Current liabilities
Accrued expenses – related parties		309,333	$ 280,000
Series A preferred stock
Stockholders’ deficit
Preferred stock, value	10	10
Series B preferred stock
Stockholders’ deficit
Preferred stock, value	$ 1